CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A common shares [Member] shares	Class B common shares [Member] shares	Common Stock [Member] CNY (¥)	Common Stock [Member] Class A common shares [Member] CNY (¥) shares	Common Stock [Member] Class B common shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Total YY Inc.'s shareholders' equity [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)
Balance at Dec. 31, 2013	¥ 1,887,209					¥ 38	¥ 34	¥ 2,765,614	¥ 40,657	¥ (874,697)	¥ (44,437)
Balance (in shares) at Dec. 31, 2013 | shares						622,658,738	485,831,386
Issuance of common shares for exercised share options	213							213
Issuance of common shares for exercised share options (in shares) | shares						5,841,660
Issuance of common shares for vested restricted shares and restricted share units						¥ 1		(1)
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares						19,194,480
Class B common shares converted to Class A common shares (issued)						¥ 4
Class B common shares converted to Class A common shares (issued) (in shares) | shares						58,478,690
Class B common shares converted to Class A common shares (converted)							¥ (4)
Class B common shares converted to Class A common shares (converted) (in shares) | shares							(58,478,690)
Share based compensation- restricted shares	3,771							3,771
Share based compensation-restricted share units	130,718							130,718
Share based compensation - restricted shares to the founder of a subsidiary of a variable interest entity	143							143
Appropriation to statutory reserves									15,812	(15,812)
Components of comprehensive income
Net income	1,064,472									1,064,472
Unrealized gain of available-for-sales securities	0
Foreign currency translation adjustment, net of nil tax	3,638										3,638
Balance at Dec. 31, 2014	3,090,164					¥ 43	¥ 30	2,900,458	56,469	173,963	(40,799)	¥ 3,090,164
Balance (in shares) at Dec. 31, 2014 | shares			706,173,568	427,352,696		706,173,568	427,352,696
Issuance of common shares for exercised share options	245							245				245
Issuance of common shares for exercised share options (in shares) | shares						6,611,970
Issuance of common shares for vested restricted shares and restricted share units						¥ 1		(1)
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares						19,498,710
Class B common shares converted to Class A common shares (issued)						¥ 3
Class B common shares converted to Class A common shares (issued) (in shares) | shares						57,794,720
Class B common shares converted to Class A common shares (converted)							¥ (3)
Class B common shares converted to Class A common shares (converted) (in shares) | shares							(57,794,720)
Repurchase of Class A common shares	(1,041,686)					¥ (4)		(1,041,682)				(1,041,686)
Repurchase of Class A common shares, shares | shares						(61,851,120)
Share based compensation-restricted share units	152,205							152,205				152,205
Share based compensation - restricted shares to the founder of a subsidiary of a variable interest entity	574							574				574
Appropriation to statutory reserves									38	(38)
Set-up of subsidiaries with non-controlling interest shareholders	7,798												7,798
Components of comprehensive income
Net income	1,033,243
Net income / (loss) attributable to YY Inc. and non-controlling interest shareholders	1,033,105									1,033,243		1,033,243	(138)
Unrealized gain of available-for-sales securities	0
Foreign currency translation adjustment, net of nil tax	4,414										4,414	4,414
Balance at Dec. 31, 2015	3,246,819					¥ 43	¥ 27	2,011,799	56,507	1,207,168	(36,385)	3,239,159	7,660
Balance (in shares) at Dec. 31, 2015 | shares			728,227,848	369,557,976		728,227,848	369,557,976
Issuance of common shares for exercised share options	9							9				9
Issuance of common shares for exercised share options (in shares) | shares						234,720
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares						11,652,460
Class B common shares converted to Class A common shares (issued)						¥ 1
Class B common shares converted to Class A common shares (issued) (in shares) | shares						10,000,000
Class B common shares converted to Class A common shares (converted)							¥ (1)
Class B common shares converted to Class A common shares (converted) (in shares) | shares							(10,000,000)
Deemed disposal of partial interest in a subsidiary arising from conversion of liability	5,718							5,718				5,718
Share based compensation-restricted share units	143,350							143,350				143,350
Share based compensation - restricted shares to the founder of a subsidiary of a variable interest entity	572							572				572
Other change in equity in an equity investment	4,800							4,800				4,800
Partial disposal of an equity investment	(482)							(482)				(482)
Appropriation to statutory reserves									2,350	(2,350)
Set-up of subsidiaries with non-controlling interest shareholders	6,500												6,500
Acquisition of subsidiaries with non-controlling interest shareholders	291												291
Capital injection in subsidiaries from non-controlling interest shareholders	4,142												4,142
Components of comprehensive income
Net income	1,523,918	$ 219,491
Net income / (loss) attributable to YY Inc. and non-controlling interest shareholders	1,511,385									1,523,918		1,523,918	(12,533)
Unrealized gain of available-for-sales securities	134,768	19,411									134,768	134,768
Foreign currency translation adjustment, net of nil tax	(5,317)										(5,317)	(5,317)
Balance at Dec. 31, 2016	¥ 5,052,555	$ 727,719				¥ 44	¥ 26	¥ 2,165,766	¥ 58,857	¥ 2,728,736	¥ 93,066	¥ 5,046,495	¥ 6,060
Balance (in shares) at Dec. 31, 2016 | shares			750,115,028	359,557,976		750,115,028	359,557,976